Related Party	6 Months Ended
Jun. 30, 2012
Related Party
(15)	Related Party

In December 2009, the Company entered into a Note and Warrant Purchase Agreement with certain of the Company’s stockholders pursuant to which we issued convertible promissory notes in an aggregate principal amount of $20,000,000 and warrants to purchase shares of preferred stock. In July 2010, the Company entered into an amendment to the Note and Warrant Purchase Agreement. The convertible promissory notes accrued interest at the rate of 10% per annum. In July 2010, the convertible promissory notes were converted into an aggregate of 5,294,514 shares of the Company’s Series E preferred stock at a conversion price of $4.00 per share and the warrants to purchase shares of preferred stock became exercisable to purchase an aggregate of 8,733,617 shares of the Company’s Series E-1 preferred stock at exercise prices of $2.29 per share (see Notes 8(b) and 9(c)).

The National Flex Trust, or the Trust, established by a subsidiary of the Company, is to provide reimbursement of qualified expenses to plan participants under certain employer plans that have contracted with the Company to provide the plan services using a custodial account, or the Trust Account, maintained by the Company. The client is responsible for maintaining the employer plan for their participants, including the establishment of eligibility and paying all eligible claim amounts owed to their participants. The Company is an independent contractor engaged to perform administration services. As an administrator, the Company does not have the power to direct the activities of the Trust that would most significantly impact the Trust’s economic performance.

Under a Management Agreement for Services to the Trust, the Company is to provide services to the Trust, including accounting, treasury, tax, administration, and management. The Trust is to pay the Company monthly for the services provided based on plan participants and/or debit cards administered. For the past several years, the Trust’s earnings have been insufficient to cover these costs and, consequently, the Company has not recognized these fees during this period. Amounts due to the Company from the Trust for management services have been fully written off as of December 31, 2011. Trust expenses subsidized by the Company were $64,000, $84,000 and $112,000 in 2009, 2010 and 2011, respectively. Trust expenses subsidized by the Company were $34,000 and $29,000 for the unaudited quarters ended June 30, 2011 and 2012, respectively and $58,000 and $55,000 for the unaudited six months ended June 30, 2011 and 2012, respectively.

The Company has a long-term receivable due from the Trust totaling $1.0 million which the Trust holds with its banks, as a security deposit for the settlement of participant claims. The Company has recorded this receivable within Other Assets.